Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses (Unpaid Losses and Loss Adjustment Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reserve Development
Reinsurance recoverables, Beginning Balance	$ 4,768
Add provision for unpaid losses and loss adjustment expenses
Prior years	(4)	367	(196)
Less payment
Reinsurance recoverables, Ending Balance	4,666	4,768
Property, Liability and Casualty Insurance Segment [Member]
Reserve Development
Beginning liabilities for unpaid losses and loss adjustment expenses, gross	21,550	21,025	21,651
Reinsurance recoverables, Beginning Balance	3,033	3,077	3,441
Beginning liabilities for unpaid losses and loss adjustment expenses, net	18,689	18,517	17,948	18,210
Add provision for unpaid losses and loss adjustment expenses
Current year	7,274	7,420	6,768
Prior years	(4)	367	(196)
Total provision for unpaid losses and loss adjustment expenses	7,270	7,787	6,572
Less payment
Current year	2,882	3,181	2,952
Prior years	4,216	4,037	3,882
Total payments	7,098	7,218	6,834
Ending liabilities for unpaid losses and loss adjustment expenses, net	18,689	18,517	17,948	18,210
Reinsurance recoverables, Ending Balance	3,027	3,033	3,077
Ending liabilities for unpaid losses and loss adjustment expenses, gross	21,716	21,550	21,025
Reserve Development [Member]
Reserve Development
Beginning liabilities for unpaid losses and loss adjustment expenses, gross	6,547	6,388	6,131
Reinsurance recoverables, Beginning Balance	233	209	213
Beginning liabilities for unpaid losses and loss adjustment expenses, net	6,295	6,314	6,179	5,918
Add provision for unpaid losses and loss adjustment expenses
Current year	2,989	3,196	3,260
Prior years	52	98	70
Total provision for unpaid losses and loss adjustment expenses	3,041	3,294	3,330
Less payment
Current year	1,460	1,524	1,552
Prior years	1,600	1,635	1,517
Total payments	3,060	3,159	3,069
Ending liabilities for unpaid losses and loss adjustment expenses, net	6,295	6,314	6,179	5,918
Reinsurance recoverables, Ending Balance	252	233	209
Ending liabilities for unpaid losses and loss adjustment expenses, gross	$ 6,547	$ 6,547	$ 6,388